Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill
21 Goodwill
2018	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	610	1,544	2,268	3,178	1,021	12	8,633
Foreign currency translation impact	2	8	10	4	5	0	29
Other	3	(8)	0	0	0	0	(5)
Balance at end of period	615	1,544	2,278	3,182	1,026	12	8,657
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	615	1,544	1,506	463	638	0	4,766
2017
Gross amount of goodwill (CHF million)
Balance at beginning of period	623	1,612	2,318	3,195	1,044	12	8,804
Foreign currency translation impact	(13)	(55)	(50)	(17)	(23)	0	(158)
Other	0	(13)	0	0	0	0	(13)
Balance at end of period	610	1,544	2,268	3,178	1,021	12	8,633
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	610	1,544	1,496	459	633	0	4,742
In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event requiring a review of goodwill. The Group determined in 2018 that a goodwill triggering event occurred for the Asia Pacific – Markets, Global Markets and Investment Banking & Capital Markets reporting units.
Based on its goodwill impairment analysis performed as of December 31, 2018, the Group concluded that the estimated fair value for all of the reporting units with goodwill substantially exceeded their related carrying values and no impairment was necessary as of December 31, 2018.
The carrying value of each reporting unit for the purpose of the goodwill impairment test is determined by considering the reporting units’ risk-weighted assets usage, leverage ratio exposure, deferred tax assets, goodwill and intangible assets. Any residual equity, after considering the total of these elements, is allocated to the reporting units on a pro-rata basis.
In estimating the fair value of its reporting units, the Group applied a combination of the market approach and the income approach. Under the market approach, consideration was given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows, which were determined from the Group’s financial plan.
In determining the estimated fair value, the Group relied upon its latest five-year strategic business plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes, and as approved by the Board of Directors.
The Group engaged the services of an independent valuation specialist to assist in the valuation of the Asia Pacific – Markets, Global Markets and Investment Banking & Capital Markets reporting units as of December 31, 2018. The valuations were performed using a combination of the market approach and income approach.
The results of the impairment evaluation of each reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes adversely differ by a significant margin from its best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future.
As a result of acquisitions, the Group has recorded goodwill as an asset in its consolidated balance sheets, the most significant component of which arose from the acquisition of Donaldson, Lufkin & Jenrette Inc. in 2000.

Bank
Goodwill
20 Goodwill
2018	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Bank
Gross amount of goodwill (CHF million)
Balance at beginning of period	592	1,531	2,044	2,837	911	12	7,927
Foreign currency translation impact	2	8	9	1	5	0	25
Other	3	(8)	0	0	0	0	(5)
Balance at end of period	597	1,531	2,053	2,838	916	12	7,947
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	597	1,531	1,281	119	528	0	4,056
2017
Gross amount of goodwill (CHF million)
Balance at beginning of period	605	1,598	2,090	2,842	933	12	8,080
Foreign currency translation impact	(13)	(54)	(46)	(5)	(22)	0	(140)
Other	0	(13)	0	0	0	0	(13)
Balance at end of period	592	1,531	2,044	2,837	911	12	7,927
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	592	1,531	1,272	118	523	0	4,036
> Refer to “Note 21 – Goodwill” in VI – Consolidated financial statements – Credit Suisse Group for further information.